ACCOUNTING PRINCIPLES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Schedule of overview about the consolidated subsidiaries
The following table provides an overview of the consolidated subsidiaries at December 31, 2024:

Entity	Registered office	Investment %
Pharming Americas B.V.	The Netherlands	100%
Pharming Intellectual Property B.V.	The Netherlands	100%
Pharming Technologies B.V.	The Netherlands	100%
Pharming Research & Development B.V.	The Netherlands	100%
Pharming Australia Pty. Ltd.	Australia	100%
Pharming UK Ltd.	The United Kingdom	100%
Broekman Instituut B.V.	The Netherlands	100%
Pharming Healthcare, Inc.	The United States	100%
ProBio, Inc.	The United States	100%

Schedule of exchange rates were applied	The following exchange rates were applied:

	December 31, 2024	Average 2024	December 31, 2023	Average 2023	December 31, 2022	Average 2022
EUR/USD	1.0350	1.0804	1.1002	1.0790	1.0667	1.0543
AUD/USD	0.6224	0.6596	Not used	Not used	Not used	Not used
GBP/USD	1.2488	1.2772	Not used	Not used	Not used	Not used

Schedule of remaining amortisation periods for intangible assets
The remaining amortization periods for intangible assets at December 31, 2024 are:

Amortization period
Category	Description	Total	Remaining
RUCONEST® for HAE (EU)	RUCONEST® for HAE (EU) development costs	10 years	Fully amortized
RUCONEST® license	RUCONEST® license for HAE (US)	20 years	12 years
RUCONEST® license	RUCONEST® license for HAE (EU)	12 years	7 years
JOENJA® license	JOENJA® license for APDS	14 years	12 years
Software	Software development costs	3 to 5 years	1 to 5 years

Schedule of deprecation period for property, plant and equipment
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Operational facilities	10-20 years
Leasehold improvements	5-15 years
Machinery and equipment	5-10 years
Other property, plant & equipment	5-10 years

Amounts in $ ‘000	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at January 1, 2023	1,793	3,174	3,363	2,056	6	10,392
Investments	32	60	682	488	175	1,437
Internal transfer - cost	—	—	—	6	(6)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—
Other - cost	74	60	432	—	—	566
Other - accumulated depreciation	(59)	(59)	(434)	—	—	(552)
Divestments	—	(14)	(11)	(120)	—	(145)
Impairment	—	—	—	—	—	—
Depreciation charges	(365)	(258)	(860)	(919)	—	(2,402)
Depreciation of disinvestment	—	8	6	120	—	134
Currency translation - cost	148	158	279	66	4	655
Currency translation - accumulated depreciation	(98)	(70)	(183)	(45)	—	(396)
Movement 2023	(268)	(115)	(89)	(404)	173	(703)
At cost	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at December 31, 2023	1,525	3,059	3,274	1,652	179	9,689
Investments	—	197	219	230	144	790
Internal transfer - cost	—	—	—	175	(175)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—
Other - cost	—	—	—	—	—	—
Other - accumulated depreciation	—	—	—	—	—	—
Divestments	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Depreciation charges	(355)	(266)	(756)	(900)	—	(2,277)
Depreciation of disinvestment	—	—	—	—	—	—
Currency translation - cost	(291)	(311)	(582)	(152)	(3)	(1,339)
Currency translation - accumulated depreciation	216	148	410	115	—	889
Movement 2024	(430)	(232)	(709)	(532)	(34)	(1,937)
At cost	4,622	5,432	9,297	5,384	145	24,880
Accumulated depreciation	(3,527)	(2,605)	(6,732)	(4,264)	—	(17,128)
Carrying value at December 31, 2024	1,095	2,827	2,565	1,120	145	7,752